Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current income taxes	$ 229	$ 263	$ 489
Deferred income taxes	69	97	(22)
Total income tax provision	$ 298	$ 360	$ 467